5. Loans and Allowance for Loan Losses, Alowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for Credit Losses [Roll Forward]
Beginning Balance	$ 5,477	$ 6,825
Provision for Credit Losses	1,469	1,324
Charge-offs	1,847	2,952
Recoveries	(555)	(280)
Net Charge-offs	1,292	2,672
Ending Balance	5,654	5,477
Ending Balance: Individually evaluated for impairment	1,937	1,806
Ending Balance: Collectively evaluated for impairment	3,717	3,671
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	23,961	30,245
Ending balance: Collectively Evaluated for Impairment	408,909	377,429
Ending Balance	432,870	407,674
Second Mortgage [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	67	153
Provision for Credit Losses	(21)	(61)
Charge-offs	$ 3	$ 25
Recoveries
Net Charge-offs	$ 3	$ 25
Ending Balance	43	67
Ending Balance: Individually evaluated for impairment	10
Ending Balance: Collectively evaluated for impairment	33
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	416
Ending balance: Collectively Evaluated for Impairment	7,753
Ending Balance	8,169	8,075
Equity Line of Credit [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	74	50
Provision for Credit Losses	$ (95)	140
Charge-offs		$ 116
Recoveries	$ (41)
Net Charge-offs	(41)	$ 116
Ending Balance	$ 20	74
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment	$ 20
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	51
Ending balance: Collectively Evaluated for Impairment	5,949
Ending Balance	6,000	6,499
Personal and Overdrafts [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	665	483
Provision for Credit Losses	759	636
Charge-offs	796	544
Recoveries	(76)	(90)
Net Charge-offs	720	454
Ending Balance	704	665
Ending Balance: Individually evaluated for impairment	45
Ending Balance: Collectively evaluated for impairment	659
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	182
Ending balance: Collectively Evaluated for Impairment	20,732
Ending Balance	20,914	21,186
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	982	1,264
Provision for Credit Losses	152	86
Charge-offs	257	407
Recoveries	(9)	(39)
Net Charge-offs	248	368
Ending Balance	886	982
Ending Balance: Individually evaluated for impairment	512
Ending Balance: Collectively evaluated for impairment	374
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	985
Ending balance: Collectively Evaluated for Impairment	37,118
Ending Balance	38,103	34,269
Unallocated [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,103	1,018
Provision for Credit Losses	$ 440	$ 85
Charge-offs
Recoveries
Net Charge-offs
Ending Balance	$ 1,543	$ 1,103
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment	$ 1,543
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment
Ending balance: Collectively Evaluated for Impairment
Ending Balance
Residential 1-4 family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	$ 995	$ 975
Provision for Credit Losses		277
Charge-offs		258
Recoveries		(1)
Net Charge-offs		257
Ending Balance		995
Ending Balance: Individually evaluated for impairment	249	586
Ending Balance: Collectively evaluated for impairment	405	409
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	8,924	11,136
Ending balance: Collectively Evaluated for Impairment	185,363	175,693
Ending Balance	194,287	186,829
Multi Family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	$ 20	143
Provision for Credit Losses		$ (123)
Charge-offs
Recoveries
Net Charge-offs
Ending Balance		$ 20
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment		$ 20
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	$ 1,021	1,252
Ending balance: Collectively Evaluated for Impairment	22,874	19,879
Ending Balance	23,895	21,131
Construction and Land Loans [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	87	230
Provision for Credit Losses		(142)
Charge-offs		18
Recoveries		(17)
Net Charge-offs		1
Ending Balance		87
Ending Balance: Individually evaluated for impairment	32	20
Ending Balance: Collectively evaluated for impairment	5	67
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	1,993	2,104
Ending balance: Collectively Evaluated for Impairment	17,170	16,414
Ending Balance	19,163	18,518
Commercial, Owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	409	1,029
Provision for Credit Losses		(407)
Charge-offs		345
Recoveries		(132)
Net Charge-offs		213
Ending Balance		409
Ending Balance: Individually evaluated for impairment	799	143
Ending Balance: Collectively evaluated for impairment	213	266
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	7,688	10,591
Ending balance: Collectively Evaluated for Impairment	65,343	60,157
Ending Balance	73,031	70,748
Commercial, Non owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,063	1,415
Provision for Credit Losses		886
Charge-offs		1,239
Recoveries		(1)
Net Charge-offs		1,238
Ending Balance		1,063
Ending Balance: Individually evaluated for impairment	290	322
Ending Balance: Collectively evaluated for impairment	458	741
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	1,885	1,916
Ending balance: Collectively Evaluated for Impairment	36,140	30,257
Ending Balance	38,025	32,173
Farmland [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	$ 12	65
Provision for Credit Losses		$ (53)
Charge-offs
Recoveries
Net Charge-offs
Ending Balance		$ 12
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment	$ 7	$ 12
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	816	842
Ending balance: Collectively Evaluated for Impairment	10,467	7,404
Ending Balance	11,283	8,246
Residential 1-4 family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	995
Provision for Credit Losses	16
Charge-offs	360
Recoveries	(3)
Net Charge-offs	357
Ending Balance	654	995
Multi Family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	20
Provision for Credit Losses	$ (20)
Charge-offs
Recoveries
Net Charge-offs
Ending Balance		20
Construction and Land Loans [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	$ 87
Provision for Credit Losses	(79)
Charge-offs	12
Recoveries	(41)
Net Charge-offs	(29)
Ending Balance	37	87
Commercial, Owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	409
Provision for Credit Losses	634
Charge-offs	407
Recoveries	(376)
Net Charge-offs	31
Ending Balance	1,012	409
Commercial, Non owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,063
Provision for Credit Losses	(309)
Charge-offs	12
Recoveries	(6)
Net Charge-offs	6
Ending Balance	748	1,063
Farmland [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	12
Provision for Credit Losses	$ (8)
Charge-offs
Recoveries	$ (3)
Net Charge-offs	(3)
Ending Balance	7	12
Second Mortgage [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	67
Ending Balance		$ 67
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment		$ 67
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		618
Ending balance: Collectively Evaluated for Impairment		7,457
Ending Balance		8,075
Equity Line of Credit [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	74
Ending Balance		$ 74
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment		$ 74
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		24
Ending balance: Collectively Evaluated for Impairment		6,475
Ending Balance		6,499
Personal and Overdrafts [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	665
Ending Balance		665
Ending Balance: Individually evaluated for impairment		188
Ending Balance: Collectively evaluated for impairment		477
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		592
Ending balance: Collectively Evaluated for Impairment		20,594
Ending Balance		21,186
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	982
Ending Balance		982
Ending Balance: Individually evaluated for impairment		547
Ending Balance: Collectively evaluated for impairment		435
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		1,170
Ending balance: Collectively Evaluated for Impairment		33,099
Ending Balance		34,269
Unallocated [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	$ 1,103
Ending Balance		$ 1,103
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment		$ 1,103
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment
Ending balance: Collectively Evaluated for Impairment
Ending Balance